Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted-average number of shares outstanding (in shares)	72,513,657	72,205,369
Diluted weighted-average number of shares outstanding (in shares)	72,513,657	72,631,320
Antidilutive securities excluded from EPS calculation (in shares)	4,480,935	1,640,000